FINANCIAL RISK MANAGEMENT - Market risk (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Currency risk
FINANCIAL RISK MANAGEMENT
Impact on pre-tax loss in exchange rate on financial assets and liabilities	10.00%
Percentage of increase on impact of currency rate change on pre-tax loss 10%	10.00%
Percentage of decrease on impact of currency rate change on pre-tax loss 10%	10.00%
Currency risk | Cash and cash equivalents
FINANCIAL RISK MANAGEMENT
Impact of currency rate change on pre-tax loss 10% increase	$ 7,957
Impact of currency rate change on pre-tax loss 10% decrease	(7,957)
Currency risk | Receivables and other
FINANCIAL RISK MANAGEMENT
Impact of currency rate change on pre-tax loss 10% increase	1,954
Impact of currency rate change on pre-tax loss 10% decrease	(1,954)
Currency risk | Marketable securities
FINANCIAL RISK MANAGEMENT
Impact of currency rate change on pre-tax loss 10% increase	1,240
Impact of currency rate change on pre-tax loss 10% decrease	(1,240)
Currency risk | Accounts payable and accrued liabilities
FINANCIAL RISK MANAGEMENT
Impact of currency rate change on pre-tax loss 10% increase	(6,773)
Impact of currency rate change on pre-tax loss 10% decrease	$ 6,773
Interest rate risk
FINANCIAL RISK MANAGEMENT
Impact on pre-tax loss in exchange rate on financial assets and liabilities	1.00%